CONSOLIDATED BALANCE SHEETS [Parenthetical]	Dec. 31, 2015 USD ($) shares	Dec. 31, 2015 ILS (₪) ₪ / shares shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2014 ILS (₪) ₪ / shares shares
Allowance for doubtful account (in dollars)	$ 1,739		$ 2,316
Ordinary shares, par value (in NIS per share) | ₪ / shares		₪ 1		₪ 1
Ordinary shares, shares authorized	25,000,000	25,000,000	25,000,000	25,000,000
Ordinary shares, shares issued	15,287,402	15,287,402	15,287,402	15,287,402
Ordinary shares, shares outstanding	14,728,782	14,728,782	14,728,782	14,728,782
Treasury stock, shares	568,620	568,620	568,620	568,620